CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($) shares in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues:
Worldwide vehicle rental	$ 1,153	$ 1,749	$ 4,628	$ 9,107	$ 8,756
All other operations	136	174	630	672	748
Total revenues	1,289	1,923	5,258	9,779	9,504
Expenses:
Direct vehicle and operating	827	1,241	3,627	5,486	5,355
Depreciation of revenue earning vehicles and lease charges	243	677	2,032	2,565	2,690
Selling, general and administrative	156	208	664	969	1,017
Total interest expense, net	148	175	(608)	(805)	(739)
Other (income) expense, net	(3)	(17)	(9)	(59)	(40)
Reorganization items, net	42	0	175	0	0
(Gain) from the sale of a business	(392)	0
Total expenses	1,021	2,284	7,310	9,766	9,761
Income (loss) before income taxes	268	(361)	(2,052)	13	(257)
Income tax (provision) benefit	(79)	4	329	(63)	30
Net income (loss)	189	(357)	(1,723)	(50)	(227)
Net (income) loss attributable to noncontrolling interests	1	1	9	(8)	2
Net income (loss) attributable to Hertz Global	$ 190	$ (356)	$ (1,714)	$ (58)	$ (225)
Weighted-average shares outstanding:
Basic (in shares)	156	142	150	117	96
Diluted (in shares)	157	142	150	117	96
Earnings (loss) per share:
Basic earnings (loss) per share (in dollars per share)	$ 1.22	$ (2.50)	$ (11.44)	$ (0.49)	$ (2.35)
Diluted earnings (loss) per share (in dollars per share)	$ 1.21	$ (2.50)	$ (11.44)	$ (0.49)	$ (2.35)
Vehicle
Expenses:
Total interest expense, net	$ 104	$ 118	$ 455	$ 494	$ 448
Non-vehicle
Expenses:
Total interest expense, net	44	57	153	311	291
The Hertz Corporation
Revenues:
Worldwide vehicle rental	1,153	1,749	4,628	9,107	8,756
All other operations	136	174	630	672	748
Total revenues	1,289	1,923	5,258	9,779	9,504
Expenses:
Direct vehicle and operating	827	1,241	3,627	5,486	5,355
Depreciation of revenue earning vehicles and lease charges	243	677	2,032	2,565	2,690
Selling, general and administrative	156	208	664	969	1,017
Total interest expense, net	148	173	(606)	(798)	(732)
Other (income) expense, net	(3)	(17)	(9)	(59)	(40)
Reorganization items, net	42	0	175	0	0
(Gain) from the sale of a business	(392)	0
Total expenses	1,021	2,282	7,441	9,759	9,754
Income (loss) before income taxes	268	(359)	(2,183)	20	(250)
Income tax (provision) benefit	(79)	3	328	(65)	28
Net income (loss)	189	(356)	(1,855)	(45)	(222)
Net (income) loss attributable to noncontrolling interests	1	1	9		2
Net income (loss) attributable to Hertz Global	190	(355)	(1,846)	(53)	(220)
The Hertz Corporation | Vehicle
Expenses:
Total interest expense, net	104	118	455	494	448
The Hertz Corporation | Non-vehicle
Expenses:
Total interest expense, net	$ 44	$ 55	$ 151	$ 304	$ 284